Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	¥ 4,416	$ 614	¥ 4,885	¥ 15,966